Related Party Transactions - Amounts of due from and due to related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) [1]	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Amounts due from related parties:
Due from related party	¥ 59,723	$ 8,579	¥ 91,228
Amounts due to related parties:
Due to related party	34,223	4,916	25,218
CMCC
Amounts due from related parties:
Due from related party	46,145	6,628	59,871
Amounts due to related parties:
Due to related party	3,668	527	605
Non US listed part of the Phoenix TV Group
Amounts due from related parties:
Due from related party	10,224	1,469	10,489
Amounts due to related parties:
Due to related party	24,637	3,539	14,396
Particle
Amounts due from related parties:
Due from related party	1,040	149	10,022
Fengyi Technology
Amounts due from related parties:
Due from related party	1,900	273
Amounts due to related parties:
Due to related party	4,996	718
Other Investees
Amounts due from related parties:
Due from related party	414	60	10,846
Yitong Technology
Amounts due to related parties:
Due to related party			6,500
Others
Amounts due to related parties:
Due to related party	¥ 922	$ 132	¥ 3,717

[1]	As Tianbo has been consolidated from April 1, 2019, the amounts of due from and due to related parties as of December 31, 2019 did not include those due from and due to Tianbo.